Quarterly Holdings Report
for

Fidelity Flex℠ Freedom Blend Funds

Fidelity Flex℠ Freedom Blend 2005 Fund (formerly Fidelity Flex℠ Freedom 2005 Fund)

December 31, 2019

Z05-QTLY-0220
1.9884231.102

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	164	$2,472
Fidelity Series Commodity Strategy Fund (a)	844	4,018
Fidelity Series Large Cap Growth Index Fund (a)	166	1,939
Fidelity Series Large Cap Stock Fund (a)	123	1,945
Fidelity Series Large Cap Value Index Fund (a)	277	3,650
Fidelity Series Small Cap Opportunities Fund (a)	73	1,015
Fidelity Series Value Discovery Fund (a)	85	1,156
TOTAL DOMESTIC EQUITY FUNDS
(Cost $15,619)		16,195

International Equity Funds - 14.1%
Fidelity Series Canada Fund (a)	39	445
Fidelity Series Emerging Markets Fund (a)	66	644
Fidelity Series Emerging Markets Opportunities Fund (a)	281	5,789
Fidelity Series International Growth Fund (a)	169	2,958
Fidelity Series International Index Fund (a)	92	978
Fidelity Series International Small Cap Fund (a)	50	873
Fidelity Series International Value Fund (a)	299	2,956
Fidelity Series Overseas Fund (a)	146	1,571
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $15,042)		16,214

Bond Funds - 51.7%
Fidelity Series Corporate Bond Fund (a)	815	8,736
Fidelity Series Emerging Markets Debt Fund (a)	75	720
Fidelity Series Floating Rate High Income Fund (a)	18	169
Fidelity Series Government Bond Index Fund (a)	1,135	11,873
Fidelity Series High Income Fund (a)	90	866
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,246	12,525
Fidelity Series International Credit Fund (a)	6	60
Fidelity Series Investment Grade Bond Fund (a)	1,084	12,541
Fidelity Series Investment Grade Securitized Fund (a)	838	8,631
Fidelity Series Long-Term Treasury Bond Index Fund (a)	329	2,899
Fidelity Series Real Estate Income Fund (a)	49	551
TOTAL BOND FUNDS
(Cost $59,078)		59,571

Short-Term Funds - 20.2%
Fidelity Series Government Money Market Fund 1.65% (a)(b)	4,659	4,659
Fidelity Series Short-Term Credit Fund (a)	464	4,680
Fidelity Series Treasury Bill Index Fund (a)	1,401	14,014
TOTAL SHORT-TERM FUNDS
(Cost $23,311)		23,353
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $113,050)		115,333
NET OTHER ASSETS (LIABILITIES) - 0.0%		5
NET ASSETS - 100%		$115,338

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$599	$57	$694	$--	$(83)	$121	$--
Fidelity Series Blue Chip Growth Fund	1,076	2,066	862	128	37	155	2,472
Fidelity Series Canada Fund	357	65	12	10	--	35	445
Fidelity Series Commodity Strategy Fund	3,221	1,003	213	60	(15)	22	4,018
Fidelity Series Corporate Bond Fund	--	8,729	--	110	--	7	8,736
Fidelity Series Emerging Markets Debt Fund	757	43	82	34	(6)	8	720
Fidelity Series Emerging Markets Fund	475	175	13	15	--	7	644
Fidelity Series Emerging Markets Opportunities Fund	4,295	1,258	367	145	14	589	5,789
Fidelity Series Floating Rate High Income Fund	162	7	1	7	--	1	169
Fidelity Series Government Bond Index Fund	--	12,055	15	101	--	(167)	11,873
Fidelity Series Government Money Market Fund 1.65%	16,087	2,061	13,489	214	--	--	4,659
Fidelity Series Growth Company Fund	2,181	36	2,303	--	212	(126)	--
Fidelity Series High Income Fund	812	42	5	42	--	17	866
Fidelity Series Inflation-Protected Bond Index Fund	12,403	987	1,219	168	26	328	12,525
Fidelity Series International Credit Fund	55	4	--	4	--	1	60
Fidelity Series International Growth Fund	3,325	345	1,181	104	74	395	2,958
Fidelity Series International Index Fund	--	934	--	19	--	44	978
Fidelity Series International Small Cap Fund	797	45	59	36	(1)	91	873
Fidelity Series International Value Fund	3,303	450	1,005	115	(72)	280	2,956
Fidelity Series Intrinsic Opportunities Fund	2,679	209	2,794	96	(161)	67	--
Fidelity Series Investment Grade Bond Fund	37,236	2,435	28,461	677	695	636	12,541
Fidelity Series Investment Grade Securitized Fund	--	8,730	18	135	--	(81)	8,631
Fidelity Series Large Cap Growth Index Fund	--	2,270	500	24	18	151	1,939
Fidelity Series Large Cap Stock Fund	2,323	300	855	147	16	161	1,945
Fidelity Series Large Cap Value Index Fund	649	3,877	947	226	16	55	3,650
Fidelity Series Long-Term Treasury Bond Index Fund	5,082	589	2,949	287	260	(83)	2,899
Fidelity Series Opportunistic Insights Fund	1,173	36	1,271	--	75	(13)	--
Fidelity Series Overseas Fund	--	1,442	--	6	--	129	1,571
Fidelity Series Real Estate Income Fund	506	35	--	32	--	10	551
Fidelity Series Short-Term Credit Fund	4,023	664	53	90	--	46	4,680
Fidelity Series Small Cap Discovery Fund	313	14	335	7	1	7	--
Fidelity Series Small Cap Opportunities Fund	963	300	297	59	(13)	62	1,015
Fidelity Series Stock Selector Large Cap Value Fund	1,768	85	1,958	--	(1)	106	--
Fidelity Series Treasury Bill Index Fund	--	14,045	31	70	--	--	14,014
Fidelity Series Value Discovery Fund	1,253	198	402	46	2	105	1,156
	$107,873	$65,591	$62,391	$3,214	$1,094	$3,166	$115,333

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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